LICENSE AGREEMENTS AND COMMITMENTS	3 Months Ended	12 Months Ended
	May 31, 2017	Feb. 28, 2017
Research and Development [Abstract]
LICENSE AGREEMENTS AND COMMITMENTS

License Agreements

Pursuant to the License Agreement, we are required to make annual license maintenance fee payments beginning August 26, 2011.  We have satisfied all license maintenance payments due through May 31, 2017. We are required to make payments of $100,000 in 2017 and every year the license is in effect thereafter. These annual license maintenance fee payments will be credited to running royalties due on net sales earned in the same calendar year, if any. We are in compliance with the License Agreement.

Pursuant to the Second License Agreement, as amended, we are required to make annual license maintenance fee payments beginning on January 3, 2013. We are required to make maintenance payments of $5,000 in 2018, $60,000, in 2019 and 2020, and $100,000 in 2021 and every year the license is in effect thereafter. These annual license maintenance fee payments will be credited to running royalties due on net sales earned in the same calendar year, if any. The license maintenance payment of $5,000 for 2017 is currently outstanding, pending invoice. As such, we are in compliance with the Second License Agreement.

Pursuant to the Alternative Splicing Diagnostic License Agreement and the Alternative Splicing Therapeutic License Agreement, we are required to make annual license maintenance fee payments for each license beginning on January 1, 2015. We have satisfied all license maintenance payments due through May 31, 2017. We are required to make additional payments of $37,500 in 2018, and $50,000 in 2019 and every year each license is in effect thereafter.  We are in compliance with the Alternative Splicing License Agreements.

Pursuant to the Antibody License Agreement, we are required to make license maintenance fee payments beginning on January 1, 2015. We have satisfied all license maintenance payments due through May 31, 2017. We are required to make additional payments of $15,000 in 2018 and $20,000 in 2019 and every year the license is in effect thereafter. These annual license maintenance fee payments will be credited to running royalties due on net sales earned in the same calendar year, if any. We are in compliance with the Antibody License Agreement.

Lease Agreements

On August 28, 2014, we entered into a lease agreement, subsequently amended (the “Boston Lease”) for our diagnostic laboratory and office space located at 27, Drydock Ave, 2nd Floor, Boston, MA 02210 (the “Boston Property”). We paid a $40,000 security deposit in connection with entering into the Boston Lease. Effective April 6, 2016, we entered into an amendment to the Boston Lease (the “Boston Lease Amendment”), whereby we extended the term by one year from September 1, 2016 to August 31, 2017. The basic rent payable under the Boston Lease Amendment is $17,164 per month plus additional monthly payments including tax payments and operational and service costs.

We have entered into a letter of intent to amend the lease agreement for the Boston Property and anticipate entering into definitive documentation for the second lease amendment (the “Second Boston Lease Amendment”) shortly. The Second Boston Lease Amendment is anticipated to extend the term (the “Second Extension Period”) for five years from September 1, 2017 through August 31, 2022. Monthly basic rent payments are anticipated to be $23,355 for the first year of the Second Extension Period, $24,056 for the second year of the Second Extension Period, $24,777 for the third year of the Second Extension Period, $25,521 for the fourth year of the Second Extension Period, and $26,286 for the fifth year of the Second Extension Period.

Effective March 1, 2015, we entered into a lease agreement for short-term office space in New York, NY.  We paid a $2,100 security deposit in connection with entering into the lease. Effective December 1, 2015, we amended our lease agreement for the short-term office space in New York, NY.  The term of the lease is month-to-month and may be terminated with twenty-one (21) days’ notice. The basic rent payment is $2,400 per month and we paid an additional $1,500 security deposit in connection with the amended lease.

License Agreements

Pursuant to the License Agreement, we are required to make annual license maintenance fee payments beginning August 26, 2011.  We have satisfied all license maintenance payments due through February 28, 2017. We are required to make payments of $100,000 in 2017 and every year the license is in effect thereafter. These annual license maintenance fee payments will be credited to running royalties due on net sales earned in the same calendar year, if any. We are in compliance with the License Agreement.

Pursuant to the Second License Agreement, we are required to make annual license maintenance fee payments beginning on January 3, 2013. Effective February 1, 2017, we amended the Second License Agreement to reduce the maintenance payment for 2016 from $30,000 to $5,000, 2017 from $50,000 to $5,000, 2018 from $75,000 to $5,000, 2019 from $100,000 to $60,000, and 2020 from $100,000 to $60,000. We are required to make payments of $100,000 in 2021 and every year the license is in effect thereafter. These annual license maintenance fee payments will be credited to running royalties due on net sales earned in the same calendar year, if any. The license maintenance payment of $5,000 for 2017 is currently outstanding, pending invoice. As such, we are in compliance with the Second License Agreement.

Pursuant to the Alternative Splicing Diagnostic License Agreement and the Alternative Splicing Therapeutic License Agreement, we are required to make annual license maintenance fee payments for each license beginning on January 1, 2015. We have satisfied all license maintenance payments due through February 28, 2017. We are required to make additional payments of $37,500 in 2018, and $50,000 in 2019 and every year each license is in effect thereafter.

Pursuant to the Antibody License Agreement, we are required to make license maintenance fee payments beginning on January 1, 2015. We have satisfied all license maintenance payments due through February 28, 2017. We are required to make additional payments of $15,000 in 2018 and $20,000 in 2019 and every year the license is in effect thereafter. These annual license maintenance fee payments will be credited to running royalties due on net sales earned in the same calendar year, if any. We are in compliance with the Antibody License Agreement.

Lease Agreements

On August 28, 2014, we entered into a lease agreement (the “Boston Lease”) for our diagnostic laboratory and office space located at 27, Drydock Ave, 2nd Floor, Boston, MA 02210 (the “Boston Property”). We paid a $40,000 security deposit in connection with entering into the Boston Lease. Effective April 6, 2016, we entered into an amendment to the Boston Lease (the “Boston Lease Amendment”), whereby we extended the term by one year from September 1, 2016 to August 31, 2017. The basic rent payable under the Boston Lease Amendment is $17,164 per month plus additional monthly payments including tax payments and operational and service costs. We anticipate entering into an additional amendment or new long-term lease agreement on reasonable commercial terms for the Boston Property.

Effective March 1, 2015 we entered into a lease agreement for short-term office space in New York, NY.  We paid a $2,100 security deposit in connection with entering into the lease. Effective December 1, 2015 we amended our lease agreement for the short-term office space in New York, NY.  The term of the lease is month-to-month and may be terminated with twenty-one (21) days’ notice. The basic rent payment is $2,400 per month and we paid an additional $1,500 security deposit in connection with the amended lease.